OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for two of its series, Evergreen Core Bond Fund and Evergreen Select High Yield Bond Fund, for the year ended April 30, 2008. These two series have an April 30, fiscal year end.

Date of reporting period: April 30, 2008

Item 1 - Reports to Stockholders.

Evergreen Core Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
15	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
30	STATEMENT OF OPERATIONS
31	STATEMENTS OF CHANGES IN NET ASSETS
33	NOTES TO FINANCIAL STATEMENTS
44	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
45	ADDITIONAL INFORMATION
48	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutul Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Core Bond Fund for the twelve-month period ended April 30, 2008 (the “twelve-month period”).

The fiscal year witnessed a dramatic change in fixed income markets as problems that first surfaced in housing and the subprime mortgages raised questions about the strength of the domestic economy and the risks of credit-sensitive investments. Corporate bonds and asset-backed securities performed well early in the period, with gains in economic output, corporate profits and employment encouraging optimism. The backdrop for investing began to change, however, by the summer of 2007 amid widening worries about problems in the financials sector. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality over much of the period. These general trends later reversed themselves in the final month of the twelve-month period, with high yield corporate bonds and other credit-sensitive securities rallying in April 2008 following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Equities, meanwhile, tended to move in the same general direction as corporate bonds over the fiscal year. Stock prices rose very early in the period before falling in late 2007 and early 2008

LETTER TO SHAREHOLDERS continued

and then rallying again in April. For the full twelve-month period, stock valuations fell across all market capitalizations, investment styles and regions. At the same time, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy grew briskly early in 2007, but then slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the twelve-month period, managers of Evergreen’s intermediate- and long-term bond funds paid careful attention to risk management in a changing market environment. The teams supervising the higher-credit quality funds—including Evergreen U.S. Government Fund, Evergreen Core

LETTER TO SHAREHOLDERS continued

Bond Fund, Evergreen Core Plus Bond Fund and Evergreen Institutional Mortgage Portfolio—monitored Fed policy and interest-rate movements as well as general macroeconomic trends in managing their portfolios. Meanwhile, the managers of Evergreen High Income Fund and Evergreen Select High Yield Bond Fund tended to position their credit-sensitive portfolios relatively conservatively during a period of growing risk aversion. After repositioning their portfolio early in the fiscal year, the managers of Evergreen Diversified Income Builder Fund maintained an emphasis on better-quality, high yield corporate bonds and also increased their exposure to dividend-paying stocks.

The experiences in the capital markets during the twelve-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA

• Parham M. Behrooz, CFA

• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/13/1990

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	12/13/1990	10/2/1997	10/10/2003

Nasdaq symbol	ESBAX	ESBBX	ESBCX	ESBIX	ESBSX	ESBRX

Average annual return*

1-year with sales charge	-6.35%	-7.11%	-3.36%	N/A	N/A	N/A

1-year w/o sales charge	-1.70%	-2.42%	-2.42%	-1.44%	-1.69%	-1.94%

5-year	1.41%	1.34%	1.68%	2.70%	2.44%	2.22%

10-year	4.42%	4.41%	4.41%	5.13%	4.87%	4.89%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class IS is based on (1) the performance of Class IS of the fund’s predecessor fund, Tattersall Bond Fund, from 10/2/1997 to 6/7/1999 and (2) Class I of Tattersall Bond Fund from 12/13/1990 to 10/1/1997. Historical performance shown for Class I, prior to 6/7/1999, is based on the performance of Class I of the fund’s predecessor fund, Tattersall Bond Fund. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Classes A and IS, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Core Bond Fund Class A shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates. A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of April 30, 2008, and subject to change.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned -1.70% for the twelve-month period ended April 30, 2008, excluding any applicable sales charges. During the same period, the LBABI returned 6.87%.

The fund’s objective is to seek to maximize total return through a combination of current income and capital growth.

The underperformance of the fund relative to the LBABI was largely due to its exposure to commercial mortgage-backed securities (CMBS) and Residential Mortgage-Backed Securities (RMBS) during a period when all securitized assets significantly lagged other sectors in the fixed income markets. The fiscal year began in May 2007 amid evidence that the domestic economy was continuing to expand after weathering a housing slump earlier in the year. Corporate bonds continued to perform well as investors sought out higher yields. The Federal Reserve Board (the “Fed”) indicated it was more concerned about inflationary pressures than about any potential drags on the economy, and it held the key fed funds rate unchanged at the 5.25% level where it had been for more than a year. That environment began to change in June 2007 amid mounting evidence that weakness in housing and problems in subprime mortgages were becoming more of a threat to the economy. Many major financial institutions, both domestic and international, began reporting significant losses from their subprime mortgage investments. Problems originating in the subprime market led to a massive deleveraging of the financial system and a seizing up of the fixed income markets. Investors typically sought out higher-quality bonds, most notably Treasuries, as evidence accumulated of a growing liquidity crunch affecting lending activities. In this general flight to quality, Treasuries outperformed all other sectors of the fixed income markets for the remainder of the fiscal year as the financial markets remained mired in a liquidity crunch. To relieve this credit crunch and inject liquidity into the financial markets, the Fed, in a series of actions starting in September 2007 and continuing through the end of the fiscal year in April 2008 provided funds to financial institutions. The Fed also lowered the fed funds rate from 5.25% to 2.00% and announced a series of other policy moves to ease lending activity.

For most of the fiscal year, we kept the fund’s duration—or exposure to change in interest rates—consistent with that of the LBABI, and this neutral duration position had minimal impact on results. The fund typically invests in a diversified mix of bonds from all sectors of the market including corporate bonds and high-quality mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS). In most environments, this strategy has provided additional yield to the fund and added to the overall performance relative to the market. In a liquidity crisis and flight to quality, however, these high-quality assets are often the ones that are most affected. The fund held a minimal allocation to U.S Treasuries over the course of the fiscal year particularly as yield spreads widened last fall. For most major sectors of the market, yield spreads reached record levels in November 2007. As spreads widened, the fund added to its exposure in the corporate sector, where it had been underweight for most of the fiscal year. In the securitized sector (MBS, CMBS and ABS) the fund maintained its overweight position and began to add more exposure to AAA non-agency mortgages as the spread between agency and non-agency bonds widened to record levels. As we moved into 2008, problems in the subprime market continued to weigh on investors and confidence in the financial system remained low. Financial institutions typically continued to struggle as they attempted to value the subprime mortgages held on their balance sheets and shore up capital positions. Spread sectors, which were already historically cheap, underperformed even more in the first three months of 2008 and the fund’s performance was negatively impacted. While the fund did

PORTFOLIO MANAGER COMMENTARY continued

not own any subprime mortgages, its performance, nevertheless, was hurt by the fallout from the subprime crisis. Investments in CMBS, investment-grade corporate bonds, and ABS tended to detract from results during a period in which the markets did not reward any credit risk. The Fed’s efforts to provide liquidity and shore up the financial system began to take hold in mid-March 2008 and the market tone began to improve. In the last months of the fiscal year, spreads in CMBS and corporates in particular began to narrow significantly and the performance of the fund began to improve.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$966.51	$3.42
Class B	$1,000.00	$962.96	$7.08
Class C	$1,000.00	$962.96	$7.08
Class I	$1,000.00	$967.76	$2.20
Class IS	$1,000.00	$966.56	$3.42
Class R	$1,000.00	$965.36	$4.64
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,021.38	$3.52
Class B	$1,000.00	$1,017.65	$7.27
Class C	$1,000.00	$1,017.65	$7.27
Class I	$1,000.00	$1,022.63	$2.26
Class IS	$1,000.00	$1,021.38	$3.52
Class R	$1,000.00	$1,020.14	$4.77

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.70% for Class A, 1.45% for Class B, 1.45% for Class C, 0.45% for Class I, 0.70% for Class IS and 0.95% for Class R), multiplied by the average account value over the period, multiplied by 182 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.47	$10.24	$10.66	$10.65	$10.99

Income from investment operations
Net investment income (loss)	0.50	0.47	0.43	0.39	0.35
Net realized and unrealized gains or losses on investments	(0.67)	0.23	(0.38)	0.12	(0.17)

Total from investment operations	(0.17)	0.70	0.05	0.51	0.18

Distributions to shareholders from
Net investment income	(0.25)	(0.47)	(0.44)	(0.42)	(0.43)
Net realized gains	0	0	(0.03)	(0.08)	(0.09)
Tax basis return of capital	(0.24)	0	0	0	0

Total distributions to shareholders	(0.49)	(0.47)	(0.47)	(0.50)	(0.52)

Net asset value, end of period	$9.81	$10.47	$10.24	$10.66	$10.65

Total return[1]	(1.70)%	7.02%	0.40%	4.85%	1.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$416,462	$437,106	$436,321	$452,253	$455,930
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.70%	0.71%	0.74%	0.75%	0.74%
Expenses excluding waivers/reimbursements and expense reductions	0.85%	0.84%	0.85%	0.83%	0.81%
Net investment income (loss)	4.87%	4.57%	4.08%	3.62%	3.30%
Portfolio turnover rate	246%	156%	184%	183%	204%

[1]	Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.47	$10.24	$10.66	$10.65	$10.99

Income from investment operations
Net investment income (loss)	0.42	0.40	0.35[1]	0.31	0.28
Net realized and unrealized gains or losses on investments	(0.66)	0.23	(0.38)	0.13	(0.17)

Total from investment operations	(0.24)	0.63	(0.03)	0.44	0.11

Distributions to shareholders from
Net investment income	(0.18)	(0.40)	(0.36)	(0.35)	(0.36)
Net realized gains	0	0	(0.03)	(0.08)	(0.09)
Tax basis return of capital	(0.24)	0	0	0	0

Total distributions to shareholders	(0.42)	(0.40)	(0.39)	(0.43)	(0.45)

Net asset value, end of period	$9.81	$10.47	$10.24	$10.66	$10.65

Total return[2]	(2.42)%	6.25%	(0.30)%	4.13%	0.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$118,355	$151,785	$180,123	$226,798	$274,746
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.45%	1.45%	1.45%	1.45%	1.44%
Expenses excluding waivers/reimbursements and expense reductions	1.55%	1.54%	1.55%	1.53%	1.51%
Net investment income (loss)	4.10%	3.83%	3.36%	2.92%	2.60%
Portfolio turnover rate	246%	156%	184%	183%	204%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.47	$10.24	$10.66	$10.65	$10.99

Income from investment operations
Net investment income (loss)	0.42	0.40	0.35	0.31	0.28
Net realized and unrealized gains or losses on investments	(0.66)	0.23	(0.38)	0.13	(0.17)

Total from investment operations	(0.24)	0.63	(0.03)	0.44	0.11

Distributions to shareholders from
Net investment income	(0.18)	(0.40)	(0.36)	(0.35)	(0.36)
Net realized gains	0	0	(0.03)	(0.08)	(0.09)
Tax basis return of capital	(0.24)	0	0	0	0

Total distributions to shareholders	(0.42)	(0.40)	(0.39)	(0.43)	(0.45)

Net asset value, end of period	$9.81	$10.47	$10.24	$10.66	$10.65

Total return[1]	(2.42)%	6.25%	(0.30)%	4.13%	0.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$117,018	$138,271	$127,905	$130,261	$142,096
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.45%	1.45%	1.45%	1.45%	1.44%
Expenses excluding waivers/reimbursements and expense reductions	1.55%	1.54%	1.55%	1.53%	1.51%
Net investment income (loss)	4.11%	3.83%	3.38%	2.93%	2.60%
Portfolio turnover rate	246%	156%	184%	183%	204%

1	Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.47	$10.24	$10.66	$10.65	$10.99

Income from investment operations
Net investment income (loss)	0.52	0.51	0.46	0.42	0.40
Net realized and unrealized gains or losses on investments	(0.66)	0.22	(0.38)	0.12	(0.18)

Total from investment operations	(0.14)	0.73	0.08	0.54	0.22

Distributions to shareholders from
Net investment income	(0.28)	(0.50)	(0.47)	(0.45)	(0.47)
Net realized gains	0	0	(0.03)	(0.08)	(0.09)
Tax basis return of capital	(0.24)	0	0	0	0

Total distributions to shareholders	(0.52)	(0.50)	(0.50)	(0.53)	(0.56)

Net asset value, end of period	$9.81	$10.47	$10.24	$10.66	$10.65

Total return	(1.44)%	7.31%	0.70%	5.17%	1.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,533,092	$3,336,264	$3,568,884	$3,608,802	$3,693,542
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.45%	0.45%	0.45%	0.45%	0.44%
Expenses excluding waivers/reimbursements and expense reductions	0.55%	0.54%	0.55%	0.53%	0.51%
Net investment income (loss)	5.10%	4.83%	4.37%	3.92%	3.60%
Portfolio turnover rate	246%	156%	184%	183%	204%

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS IS	2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.47	$10.24	$10.66	$10.65	$10.99

Income from investment operations
Net investment income (loss)	0.49	0.48	0.43	0.40	0.37[1]
Net realized and unrealized gains or losses on investments	(0.66)	0.23	(0.38)	0.12	(0.18)

Total from investment operations	(0.17)	0.71	0.05	0.52	0.19

Distributions to shareholders from
Net investment income	(0.25)	(0.48)	(0.44)	(0.43)	(0.44)
Net realized gains	0	0	(0.03)	(0.08)	(0.09)
Tax basis return of capital	(0.24)	0	0	0	0

Total distributions to shareholders	(0.49)	(0.48)	(0.47)	(0.51)	(0.53)

Net asset value, end of period	$9.81	$10.47	$10.24	$10.66	$10.65

Total return	(1.69)%	7.04%	0.45%	4.91%	1.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$35,517	$43,403	$44,797	$54,682	$52,290
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.80%	0.79%	0.80%	0.78%	0.77%
Net investment income (loss)	4.85%	4.59%	4.12%	3.68%	3.36%
Portfolio turnover rate	246%	156%	184%	183%	204%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS R	2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$10.47	$10.24	$10.66	$10.65	$10.83

Income from investment operations
Net investment income (loss)	0.47	0.45	0.41	0.40	0.20
Net realized and unrealized gains or losses on investments	(0.66)	0.23	(0.39)	0.09	(0.07)

Total from investment operations	(0.19)	0.68	0.02	0.49	0.13

Distributions to shareholders from
Net investment income	(0.23)	(0.45)	(0.41)	(0.40)	(0.22)
Net realized gains	0	0	(0.03)	(0.08)	(0.09)
Tax basis return of capital	(0.24)	0	0	0	0

Total distributions to shareholders	(0.47)	(0.45)	(0.44)	(0.48)	(0.31)

Net asset value, end of period	$9.81	$10.47	$10.24	$10.66	$10.65

Total return	(1.94)%	6.78%	0.20%	4.65%	1.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$41,434	$33,411	$17,879	$5,628	$192
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95%	0.95%	0.95%	0.95%	0.96%[2]
Expenses excluding waivers/reimbursements and expense reductions	1.05%	1.04%	1.05%	1.04%	1.04%[2]
Net investment income (loss)	4.64%	4.35%	3.98%	3.60%	2.47%[2]
Portfolio turnover rate	246%	156%	184%	183%	204%

[1]	For the period from October 10, 2003 (commencement of class operations), to April 30, 2004.
[2]	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2008

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.8%
FIXED-RATE 5.9%
FHLMC:
6.90%, 12/01/2010	$39,185,000	$41,712,041
7.21%, 06/15/2017	9,768,225	10,000,318
FNMA:
4.32%, 12/01/2009	4,770,000	4,780,225
5.37%, 04/01/2017	2,460,000	2,469,323
5.40%, 05/01/2017	3,462,094	3,579,459
5.63%, 11/01/2011	5,358,648	5,548,539
5.81%, 01/01/2009	9,143,749	9,196,506
5.85%, 02/01/2009	3,663,833	3,679,511
6.06%, 09/01/2016	1,446,263	1,506,919
6.125%, 05/01/2009	3,952,067	3,993,538
6.23%, 04/01/2011	1,915,579	1,992,022
6.26%, 06/01/2009	5,166,082	5,261,806
6.28%, 08/01/2011-12/01/2011 ##	25,354,016	26,571,583
6.32%, 08/01/2012	5,547,307	5,900,617
6.37%, 08/01/2011	4,048,415	4,243,246
6.40%, 06/01/2009	7,627,565	7,733,878
6.53%, 02/01/2016	5,474,200	5,924,312
6.73%, 08/01/2009	80,901	82,535
6.79%, 07/01/2009	53,477	54,473
6.93%, 1/01/2012	2,766,986	2,965,529
6.96%, 10/01/2010-12/01/2010 ##	18,763,270	19,704,281
7.01%, 12/01/2010	14,736,931	15,520,246
Ser. 2006-M2,Class 1F, 4.85%, 07/25/2012	9,457,550	9,518,552

		191,939,459

FLOATING-RATE 2.9%
FNMA:
5.63%, 12/01/2011	14,769,207	15,237,096
5.98%, 11/01/2011 ##	16,922,387	17,602,545
6.11%, 02/01/2012-07/01/2012	27,591,146	29,092,099
7.04%, 12/01/2010 ##	20,479,890	21,481,297
7.41%, 04/01/2010	11,254,116	11,760,065

		95,173,102

Total Agency Commercial Mortgage-Backed Securities (cost $291,886,739)		287,112,561

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.8%
FIXED-RATE 3.8%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	102,889	22,830
Ser.1590, Class IA, 3.80%, 10/15/2023	218,078	219,350
Ser.1897, Class K, 7.00%, 09/15/2026	6,224	6,624
Ser. 2006-44, Class OA, 5.50%, 12/25/2026	309,003	315,053

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FHLMC: continued
Ser. 2043, Class ZP, 6.50%, 04/15/2028	$157,255	$163,115
Ser. 2173, Class Z, 6.50%, 07/15/2029	390,631	407,076
Ser. 2326, Class ZP, 6 50%, 06/15/2031	58,641	61,016
Ser. 2423, Class MC, 7.00%, 03/15/2032	87,920	91,840
Ser. 2647, Class PC, 5 00%, 11/15/2031	1,250,000	1,243,596
Ser. 2654, Class OG, 5.00%, 02/15/2032	14,686,000	14,569,201
Ser. 2840, Class OD, 5.00%, 07/15/2029	325,000	327,219
Ser. 3079, Class MC, 5.00%, 02/15/2031	23,152,763	23,060,627
Ser. 3104, Class QD, 5.00%, 05/15/2034	22,179,817	21,364,117
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	265,764	66,357
Ser. 1998-61, Class PL, 6.00%, 11/25/2028	90,345	92,838
Ser. 1999, Class LH,6.50%, 11/25/2029	123,761	128,729
Ser. 2001-06, Class ZC, 6.50%, 09/25/2030	333,985	348,411
Ser. 2001-46, Class ZG, 6.00%, 09/25/2031	596,104	612,534
Ser. 2001-70, Class LR, 6.00%, 09/25/2030	31,998	32,147
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	80,876	84,312
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	370,000	378,774
Ser. 2003-025, Class IK, IO, 7.00%, 04/25/2033	744,222	180,286
Ser. 2003-033, Class IA, IO ,6.50%, 05/25/2033	326,004	76,863
Ser. 2003-084, Class PW, 3.00%, 06/25/2022	20,830	20,786
Ser. 2003-092, Class KH, 5.00%, 03/25/2032	35,580,000	35,288,426
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	1,400,000	1,399,874
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	225,000	220,814
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	100,000	93,531
Ser. 2005-31, Class PB, 5.50%, 04/25/2035	75,000	72,957
Ser. 2006-38, Class PD, 5.00%, 12/25/2034	25,000,000	23,986,173
Ser. 2006-57, Class PA, 5.50%, 08/25/2027	347,387	353,889

		125,289,365

FLOATING-RATE 0.0%
FHLMC, Ser. 2504, Class FP, 3.22%, 03/15/2032	226,828	223,545
GNMA, Ser. 2002-41, Class GS, IO, 7.09%, 06/16/2032	144,653	23,016

		246,561

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $122,675,201)		125,535,926

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 6.4%
FIXED-RATE 6.2%
FHLMC:
4.50%, 05/01/2018-04/01/2035	25,778,158	24,581,310
5.00%, 08/01/2018-10/01/2018	465,937	471,410
5.50%, 02/01/2017-11/01/2017	574,742	588,282
6.00%, 04/01/2014-02/01/2023	1,413,243	1,458,782

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FHLMC: continued
6.50%, 04/01/2021	$275,452	$288,234
7.00%, 02/01/2015	87,062	91,386
FHLMC 30 year, 5.00%, TBA #	60,070,000	59,028,147
FNMA:
4.50%, 05/01/2018-02/01/2022	2,980,723	2,964,792
5.00%, 12/01/2017-11/01/2035	17,061,708	16,869,599
6.00%, 12/01/2008-11/01/2033	2,222,914	2,288,530
6.50%, 04/01/2017-08/01/2032	1,411,779	1,476,570
7.50%, 02/01/2012	709,082	740,308
FNMA 15 year, 5.00%, TBA #	56,210,000	56,394,425
FNMA 30 year, 5.00%, TBA #	3,135,000	3,079,648
GNMA:
7.00%, 11/15/2029	195,384	209,418
7.75%, 07/15/2020-08/15/2021	609,435	659,561
11.50%, 05/15/2013-06/15/2013	9,739	10,995
GNMA 30 year, 5.50%, TBA #	30,120,000	30,510,626

		201,712,023

FLOATING-RATE 0.2%
FNMA, 5.49%, 12/01/2011	1,706,422	1,753,277
GNMA, 5.625%, 07/20/2024	3,687,851	3,719,748

		5,473,025

Total Agency Mortgage-Backed Pass Through Securities (cost $206,542,267)		207,185,048

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
FNMA:
Ser. 2003-W02, Class 2A9, 5.90%, 07/25/2042	37,129,791	37,980,988
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	29,705,000	29,436,633

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $66,178,718)		67,417,621

ASSET-BACKED SECURITIES 4.4%
Credit Suisse Mtge. Capital Cert., Ser.2007-03, Class 1A3A, 5.75%, 04/25/2037	7,175,000	5,210,342
CSAB Mtge. Backed Trust, Ser.2006-02, Class A3A, 5.80%, 09/25/2036	21,140,000	16,512,327
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust:
Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	22,504,000	20,330,339
Ser. 2005-04, Class A3, 5.25%, 09/25/2035	18,280,000	14,762,562
HSBC Home Equity Loan Trust, Ser.2005-3, Class A1, FRN, 3.06%, 01/20/2035	2,157	2,104
JPMorgan Alternative Loan Trust:
Ser. 2006-S2, Class A2, 5.81%, 05/25/2036	29,440,000	28,422,680
Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	10,713,000	7,712,824
Lehman XS Trust:
Ser. 2005-01, Class 3A3A, 5.11%, 07/25/2035	2,350,000	1,348,313
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	3,795,000	3,160,525

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

ASSET-BACKED SECURITIES continued
Lehman XS Trust: continued
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	$15,336,000	$10,695,394
Ser. 2006-05, Class 2A4A, 5.89%, 04/25/2036	1,625,000	1,383,028
MASTR Asset Backed Securities Trust, Ser.2005-AB1, Class A4, 5.65%, 10/25/2032	16,177,000	11,925,490
Morgan Stanley Mtge.Trust, Ser.2006-2, Class 5A3, 5.50%, 02/25/2036	14,060,000	12,478,905
Nomura Asset Acceptance Corp.:
Ser. 2006-AF2, Class 1A4, 6.43%, 07/25/2036	7,950,000	3,964,574
Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	5,345,000	3,618,298
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016 ☐	1,467	1,467
Vanderbilt Mtge.& Fin., Inc., Ser.2002-B, Class A3, 4.70%,10/17/2018	2,354,590	2,352,734

Total Asset-Backed Securities (cost $176,781,233)		143,881,906

COMMERCIAL MORTGAGE-BACKED SECURITIES 20.1%
FIXED-RATE 13.1%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-04, Class A6, 4.88%, 07/10/2042	12,635,000	12,422,770
Ser. 2006-05, Class A2, 5.32%, 10/10/2011	300,000	297,324
Ser. 2007-01:
Class A2, 5.38%, 01/15/2049	18,970,000	18,824,870
Class A4, 5.45%, 01/15/2049	29,790,000	28,997,720
Ser. 2007-04, Class A4, 5.75%, 07/10/2017	11,645,000	11,607,127
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class C, 5.89%, 07/10/2017	6,360,000	4,580,771
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2007-CD4, Class A2B, 5.21%, 12/11/2049	310,000	306,139
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A4, 4.72%, 03/10/2039	12,000,000	11,831,122
Ser.2007-C9, Class B, 6.01%, 12/10/2049	18,607,000	13,961,091
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C3, Class A2, 2.85%, 05/15/2038	8,644,667	8,628,914
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	21,060,000	20,857,443
Ser. 2005-C1, lass A4, 5.01%, 02/15/2038	21,570,000	21,262,938
GE Capital Comml. Mtge. Corp.:
Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	28,580,000	27,696,812
Ser. 2005-C1, 4.35%, 06/10/2048	17,038,000	16,916,226
Ser. 2005-C1, Class A5, 4.77%, 06/10/2048	12,060,000	11,721,821
Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	440,000	440,060
Ser. 2007-C1, Class C, 5.89%, 12/10/2049	28,627,000	20,760,057
Greenwich Capital Comml. Funding Corp.:
Ser. 2005-GG05, Class A2, 5.12%, 04/10/2037	304,000	304,708
Ser. 2007-GG09, Class A2, 5.38%, 03/10/2039	20,015,000	19,885,217
Ser. 2007-GG09, Class A4, 5.44%, 03/10/2039	36,750,000	35,810,343
Ser. 2007-GG11, Class B, 6.31%, 12/10/2049	4,184,000	3,202,546
GS Mtge. Securities Corp.:
Ser. 2006-GG8, Class A2, 5.48%, 11/10/2039	292,000	292,607
Ser. 2007-GG10, Class AM, 5.99%, 08/10/2045	32,300,000	30,122,214

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
JPMorgan Chase & Co.Comml. Mtge. Securities Corp.:
Ser. 2005-LDP4, Class A2, 4.79%, 10/15/2042	$200,000	$199,125
Ser. 2006-LDP8, Class B, 5.52%, 05/15/2045	4,595,000	3,447,946
Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047	30,950,000	30,102,951
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	15,480,000	15,549,937
Ser. 2007-LD12, Class A4, 5.88%, 02/15/2051	12,350,000	12,344,670
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032 ρ	5,055,000	5,020,256
Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	160,000	160,000
Ser. 2007-C1, Class A2, 5.32%, 09/15/2037	270,000	267,947
Ser. 2007-C2, Class A3, 5.43%, 02/15/2040	7,000,000	6,807,898
Ser. 2008-C1, Class AJ, 6.15%, 04/15/2041	5,000,000	4,131,100
Morgan Stanley Capital I, Inc.:
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	12,702,000	12,569,531
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	4,780,000	4,752,045
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	10,252,836	10,204,864

		426,289,110

FLOATING-RATE 7.0%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.49%, 06/10/2039	37,960,000	38,886,368
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.92%, 03/15/2049	6,120,000	5,381,280
Credit Suisse Mtge. Capital Cert., Ser. 2007- C3, Class A4, 5.91%, 06/15/2039	22,000,000	21,885,145
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.55%, 06/12/2041	13,395,000	13,645,318
Ser. 2007-CB19:
Class A4, 5.94%, 02/12/2049	31,940,000	31,779,156
Class AM, 5.94%, 02/12/2049	5,280,000	4,900,287
Ser. 2007-LD11, Class A4, 6.01%, 06/15/2049	8,040,000	8,046,821
Morgan Stanley Capital I, Inc.:
Ser. 2004-IQ7, Class A4, 5.54%, 06/15/2038	33,730,000	34,069,658
Ser. 2006-HQ8, Class A4, 5.56%, 03/12/2044	22,750,000	22,575,412
Ser. 2007-IQ15, Class A4, 6.08%, 06/11/2049	27,705,000	27,899,445
Wachovia Bank Comml. Mtge.Trust, Ser.2004-C12, Class A4, 5.41%, 07/15/2041	20,552,000	20,742,431

		229,811,321

Total Commercial Mortgage-Backed Securities (cost $671,522,848)		656,100,431

CORPORATE BONDS 25.0%
CONSUMER DISCRETIONARY 3.7%
Automobiles 0.0%
DaimlerChrysler AG, 7.30%, 01/15/2012	225,000	240,364

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp., 6.30%, 10/15/2037	$7,400,000	$7,595,789

Media 1.1%
Comcast Corp., 6.20%, 11/15/2008 ρ	9,875,000	9,951,196
Cox Enterprises, Inc., 4.375%, 05/01/2008 144A	320,000	320,000
Time Warner, Inc., 7.625%, 04/15/2031	24,000,000	25,825,944

		36,097,140

Multi-line Retail 1.2%
Kohl’s Corp., 6.875%, 12/15/2037	9,950,000	9,140,846
Macy’s, Inc.:
6.375%, 03/15/2037	16,255,000	12,677,340
6.70%, 09/15/2028	5,385,000	4,446,556
6.90%, 01/15/2032	5,000,000	4,182,300
Target Corp., 6.50%, 10/15/2037 ρ	8,300,000	8,392,420

		38,839,462

Specialty Retail 1.1%
Home Depot, Inc., 5.875%, 12/16/2036	30,000,000	25,158,660
Lowe’s Cos., 6.65%, 09/15/2037	11,000,000	11,048,400

		36,207,060

CONSUMER STAPLES 0.7%
Food & Staples Retailing 0.7%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,111,070
Wal-Mart Stores, Inc., 6.50%, 08/15/2037	12,825,000	13,656,740

		23,767,810

Food Products 0.0%
Sara Lee Corp., 2.75%, 06/15/2008	125,000	124,832

ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
El Paso Corp., 6.50%, 06/01/2008	55,000	55,256
Kinder Morgan Energy Partners, LP:
5.80%, 03/15/2035	3,000,000	2,633,403
7.40%, 03/15/2031	6,685,000	6,959,593
Marathon Oil Corp., 6.60%, 10/01/2037	14,000,000	14,246,204

		23,894,456

FINANCIALS 14.3%
Capital Markets 4.9%
Eaton Vance Corp., 6.50%, 10/02/2017	10,000,000	10,435,930
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012 ρ	10,000,000	10,110,870
5.95%, 01/18/2018 ρ	12,000,000	11,998,956
6.75%, 10/01/2037	26,155,000	25,709,946

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Capital Markets continued
Legg Mason, Inc., 6.75%, 07/02/2008	$1,070,000	$1,075,670
Lehman Brothers Holdings, Inc.:
6.00%, 07/19/2012 ρ	10,000,000	10,106,600
7.00%, 09/27/2027	11,500,000	11,298,428
Merrill Lynch & Co., Inc.:
4.125%, 09/10/2009 ρ	10,255,000	10,016,510
6.05%, 08/15/2012	23,750,000	23,702,714
Morgan Stanley:
5.625%, 01/09/2012	25,000,000	25,270,675
5.95%, 12/28/2017	21,175,000	21,013,032

		160,739,331

Commercial Banks 2.1%
National City Corp.:
4.50%, 03/15/2010 ρ	20,000,000	19,016,860
5.80%, 06/07/2017	13,000,000	10,776,740
PNC Financial Services Group, Inc.:
7.50%, 11/01/2009	11,390,000	11,882,321
8.70%, 12/31/2049 144A	6,700,000	6,645,105
SunTrust Banks, Inc., 4.25%, 10/15/2009	20,650,000	20,564,096

		68,885,122

Consumer Finance 2.6%
American General Finance Corp., 5.90%, 09/15/2012	20,000,000	19,650,120
American Water Capital Corp., 6.09%, 10/15/2017 144A	10,000,000	9,964,110
HSBC Finance Corp.:
4.125%, 11/16/2009 ρ	10,000,000	9,983,100
4.625%, 09/15/2010 ρ	12,000,000	12,017,388
6.75%, 05/15/2011	8,550,000	8,912,853
Sprint Capital Corp., 6.875%, 11/15/2028	30,785,000	23,993,029

		84,520,600

Diversified Financial Services 1.5%
Citigroup, Inc.:
6.125%, 11/21/2017 ρ	12,000,000	12,202,308
FRN, 8.40%, 04/29/2049	16,250,000	16,466,612
JPMorgan Chase & Co.:
6.00%, 10/01/2017	11,500,000	11,960,644
FRN, 7.90%, 12/31/2049	8,500,000	8,686,941

		49,316,505

Insurance 1.2%
American International Group, Inc., 4.70%, 10/01/2010	20,000,000	19,997,760
Prudential Financial, Inc., 6.10%, 06/15/2017	20,000,000	20,330,080

		40,327,840

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts 1.4%
BRE Properties, Inc.:
4.875%, 05/15/2010	$17,000,000	$16,651,636
5.50%, 03/15/2017	12,000,000	10,478,724
Duke Realty Corp., 7.75%, 11/15/2009	7,510,000	7,715,354
ERP Operating, LP, 5.75%, 06/15/2017	12,000,000	11,279,592

		46,125,306

Thrifts & Mortgage Finance 0.6%
Washington Mutual, Inc., 5.00%, 03/22/2012	20,000,000	18,015,400

HEALTH CARE 2.5%
Biotechnology 0.7%
Amgen, Inc., 6.375%, 06/01/2037	23,500,000	23,314,162

Health Care Equipment & Supplies 0.2%
Covidien, Ltd., 6.55%, 10/15/2037 144A ρ	7,000,000	7,179,452

Health Care Providers & Services 1.2%
UnitedHealth Group, Inc., 5.375%, 03/15/2016 ρ	20,300,000	19,474,561
WellPoint, Inc.:
5.875%, 06/15/2017	10,000,000	9,799,350
6.375%, 06/15/2037 ρ	10,000,000	9,174,730

		38,448,641

Pharmaceuticals 0.4%
AstraZeneca plc, 6.45%, 09/15/2037 ρ	11,950,000	12,956,142

INDUSTRIALS 1.0%
Air Freight & Logistics 0.4%
FedEx Corp., 6.72%, 01/15/2022	12,591,014	13,242,083

Road & Rail 0.6%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	10,000,000	10,365,420
7.125%, 12/15/2010	6,870,000	7,318,274

		17,683,694

MATERIALS 0.3%
Paper & Forest Products 0.3%
Weyerhaeuser Co., 7.375%, 03/15/2032	10,000,000	10,067,350

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 0.7%
BellSouth Corp., Sr. Disc. Note, Step Bond, 0.00%, 12/15/2095 †	6,000,000	3,131,040
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,180,000	19,508,543

		22,639,583

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.6%
AT&T Wireless, 8.125%, 05/01/2012	$17,500,000	$19,445,457

UTILITIES 0.5%
Electric Utilities 0.5%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	16,829,718

Total Corporate Bonds (cost $828,622,402)		816,503,299

	Shares	Value

PREFERRED STOCKS 0.7%
FINANCIALS 0.7%
Thrifts & Mortgage Finance 0.7%
Freddie Mac, Ser. Z, 8.375%, ρ	500,000	12,800,000
Fannie Mae, Ser. S, 8.25%, ρ	375,000	9,390,000

Total Preferred Stocks (cost $21,875,000)		22,190,000

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.1%
FIXED-RATE 2.1%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	$22,000,000	20,839,964
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%, 10/25/2033	385,892	356,782
Countrywide Home Loans, Inc., Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	488,563	466,299
Deutsche Alt-A Securities, NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 144A ☐	1,506,325	1,470,173
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N1, 6.25%, 08/25/2046 144A	211,160	208,154
Harborview NIM Corp.:
Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A ☐	125,409	125,214
Ser. 2006-14, Class N1, 6.41%, 03/19/2037 144A ☐	720,619	720,810
Residential Asset Securitization Trust, Ser. 2006-A9CB, Class A5, 6.00%, 07/25/2036	9,384	9,309
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.83%, 10/25/2035	48,007,000	45,856,022
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	195,000	193,611

		70,246,338

FLOATING-RATE 2.0%
Banc of America Mtge. Securities, Inc., Ser. 2005-E, Class 2A6, 4.71%, 02/25/2035	19,611,000	18,396,971

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.68%, 05/25/2035	$39,610,000	$37,849,550
Ser. 2006-OA3, Class 4AB, 4.85%, 04/25/2047	12,124,736	8,147,944

		64,394,465

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $143,389,234)		134,640,803

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 22.4%
FIXED-RATE 7.8%
Countrywide Alternative Loan Trust, Inc.:
Ser. 2004-24CB, Class 1A1, 6.00%, 11/25/2034	19,237,400	17,767,486
Ser. 2007-24, Class A1, 7.00%, 10/25/2037	12,926,008	7,990,082
First Horizon Mtge. Pass Through Trust:
Ser. 2004-5, Class 2A1, 6.25%, 08/25/2017	54,860	54,086
Ser. 2007-AR2, Class 2A1, 5.89%, 07/25/2037	23,447,791	21,587,638
GSAA Home Equity Trust:
Ser. 2007-09, Class A1A, 6.00%, 10/01/2037	17,202,449	16,310,151
Ser. 2007-10, Class A1A, 6.00%, 11/25/2037	11,965,757	10,313,047
Ser. 2007-10, Class A2A, 6.50%, 11/26/2037	29,900,404	28,600,433
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037	9,927,735	8,667,167
Residential Accredited Loans, Inc.:
Ser. 2007-QS09, Class A33, 6.50%, 07/25/2037	8,090,373	7,004,911
Ser. 2007-QS10, Class A1, 6.50%, 09/25/2037	11,339,567	10,620,285
Ser. 2007-QS11, Class A1, 7.00%, 10/25/2037	814,664	694,209
Washington Mutual, Inc.:
Ser. 2007-05, Class A6, 6.00%, 06/25/2037	35,497,354	33,497,039
Ser. 2007-HY5, Class 2A2, 5.34%, 06/25/2037	67,340,616	63,372,139
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	29,873,549	28,769,002

		255,247,675

FLOATING-RATE 14.6%
Alternative Loan Trust, Ser. 2006, Class 4A1, 5.90%, 02/25/2037	26,368,044	24,431,312
American Home Mtge. Assets:
Ser. 2006-2, Class 1A1, 5.04%, 09/25/2046	7,897,004	6,439,454
Ser. 2007-1, Class A1, 4.78%, 02/25/2047	17,277,195	13,370,130
Citigroup Mtge. Loan Trust, Inc.:
Ser. 2005-7, Class 2A3A, 5.18%, 09/25/2035	16,206,855	15,187,165
Ser. 2007-AR8, Class 1A1A, 5.75%, 08/25/2037	48,819,421	46,629,465
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 4.92%, 03/25/2047	22,464,961	17,694,302
MASTR Reperforming Loan Trust, Ser. 2006-OA2, Class 4A1B, 5.53%, 12/25/2046	15,018,086	11,463,155
Countrywide Home Loans:
Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	19,176,584	17,979,441

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
Countrywide Home Loans: continued
Ser. 2007-HY5, Class 1A1, 5.94%, 09/25/2037	$18,306,979	$17,166,096
Ser. 2007-HYB2, Class 3A1, 5.46%, 02/25/2047	36,606,571	28,155,033
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 5.10%, 04/25/2047	14,816,521	11,969,378
Washington Mutual, Inc., Ser. 2006-AR09, Class 2A, 4.92%, 11/25/2046	23,712,235	18,977,139
GSR Mtge. Loan Trust, Ser. 2007-AR1, Class 2A1, 6.00%, 03/25/2037	29,322,874	28,400,459
HSI Asset Loan Obligation Trust:
Ser. 2007-AR1, Class 11A1, 6.14%, 01/25/2037	19,381,560	16,756,289
Ser. 2007-AR2, Class 2A1, 6.00%, 09/25/2037	17,786,788	15,140,711
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.82%, 06/25/2036	34,058,284	25,737,845
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046 144A	20,399,066	20,175,493
Residential Funding Mtge. Securities, Ser. 2007-SA3, Class 2A1, 5.78%, 07/27/2037	13,677,682	12,805,671
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.72%, 04/25/2037	21,197,191	19,262,668
Washington Mutual, Inc.:
Ser. 2006-AR02, Class A1A, 5.02%, 04/25/2046	35,111,278	28,789,492
Ser. 2006-AR08, Class 2A, 4.93%, 10/25/2046	18,815,659	14,771,421
Ser. 2006-AR12, Class 2A3, 5.75%, 10/25/2036	5,544,206	5,224,453
Ser. 2006-AR14, Class 1A4, 5.65%, 11/25/2036	18,812,644	17,988,349
Ser. 2007-OA4, Class 1A, 4.85%, 05/25/2047	18,967,029	15,245,698
Ser. 2007-OA5:
Class 1A, 4.83%, 06/25/2047	1,869,410	1,499,547
Class 1A1B, 4.83%, 06/25/2047	36,306,742	25,315,965

		476,576,131

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $783,489,898)		731,823,806

YANKEE OBLIGATIONS – CORPORATE 1.3%
MATERIALS 0.6%
Metals & Mining 0.6%
Alcan, Inc., 6.125%, 12/15/2033	20,000,000	18,796,580

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Vodafone Group plc, 5.625%, 02/27/2017 ρ	23,500,000	23,642,175

Total Yankee Obligations – Corporate (cost $43,035,184)		42,438,755

	Shares	Value

MUTUAL FUND SHARES 1.3%
Blackrock Income Trust	19,100	115,555
MFS Government Markets Income Trust	210,623	1,470,149

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Shares	Value

MUTUAL FUND SHARES continued
MFS Intermediate Income Trust ρ	2,265,800	$14,342,514
Putnam Master Intermediate Income Trust ρ	746,799	4,637,622
Putnam Premier Income Trust	1,790,083	11,134,316
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund ρ	198,108	2,375,315
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	748,450	9,048,760

Total Mutual Fund Shares (cost $41,572,817)		43,124,231

	Principal Amount	Value

SHORT-TERM INVESTMENTS 3.6%
CORPORATE BONDS 0.4%
Commercial Banks 0.1%
First Tennessee Bank, FRN, 2.75%, 08/15/2008 ρρ	$3,000,000	2,998,299

Insurance 0.3%
Metropolitan Life Global Funding, FRN, 2.87%, 08/21/2008 ρρ	7,750,000	7,746,823

		10,745,122

	Shares	Value

MUTUAL FUND SHARES 3.2%
Evergreen Institutional Money Market Fund, Class I, 2.78% ø q ## ρρ	105,020,429	105,020,429

Total Short-Term Investments (cost $115,770,429)		115,765,551

Total Investments (cost $3,548,900,450) 104.0%		3,393,719,938
Other Assets and Liabilities (4.0%)		(131,841,243)

Net Assets 100.0%		$3,261,878,695

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2008

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only

Summary of Abbreviations

MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin
TBA	To Be Announced

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) based on effective maturity as of April 30, 2008 (unaudited):

Less than 1 year	1.3%
1 to 3 year(s)	11.2%
3 to 5 years	16.9%
5 to 10 years	51.3%
10 to 20 years	9.9%
20 to 30 years	9.3%
Greater than 30 years	0.1%

100.0%

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2008 (unaudited):

AAA	72.2%
AA	6.9%
A	13.3%
BBB	7.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008

Assets
Investments in securities, at value (cost $3,443,880,021) including $54,918,729 of securities loaned	$3,288,699,509
Investments in affiliated money market fund, at value (cost $ 105,020,429)	105,020,429

Total investments	3,393,719,938
Receivable for securities sold	254,178,090
Principal paydown receivable	180,960
Receivable for Fund shares sold	3,086,170
Dividends and interest receivable	25,815,537
Receivable for securities lending income	23,835
Unrealized gains on total return swap transactions	17,968,698
Unrealized gains on credit default swap transactions	2,209,417
Prepaid expenses and other assets	64,365

Total assets	3,697,247,010

Liabilities
Dividends payable	6,552,872
Payable for securities purchased	346,692,159
Payable for Fund shares redeemed	8,414,167
Unrealized losses on credit default swap transactions	8,084,856
Premiums received on credit default swap transactions	8,830,482
Payable for securities on loan	56,008,806
Due to custodian bank	344,164
Advisory fee payable	18,011
Distribution Plan expenses payable	10,016
Due to other related parties	14,277
Accrued expenses and other liabilities	398,505

Total liabilities	435,368,315

Net assets	$3,261,878,695

Net assets represented by
Paid-in capital	$3,462,091,703
Overdistributed net investment income	(18,658,276)
Accumulated net realized losses on investments	(38,468,056)
Net unrealized losses on investments	(143,086,676)

Total net assets	$3,261,878,695

Net assets consists of
Class A	$416,462,145
Class B	118,354,749
Class C	117,018,185
Class I	2,533,092,129
Class IS	35,517,129
Class R	41,434,358

Total net assets	$3,261,878,695

Shares outstanding (unlimited number of shares authorized)
Class A	42,433,474
Class B	12,059,455
Class C	11,923,275
Class I	258,104,294
Class IS	3,618,906
Class R	4,221,998

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES continued

April 30, 2008

Net asset value per share
Class A	$9.81
Class A — Offering price (based on sales charge of 4.75%)	$10.30
Class B	$9.81
Class C	$9.81
Class I	$9.81
Class IS	$9.81
Class R	$9.81

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended April 30, 2008

Investment income
Interest	$205,024,107
Income from affiliate	5,541,155
Dividends	3,729,760
Securities lending	184,378

Total investment income	214,479,400

Expenses
Advisory fee	12,377,184
Distribution Plan expenses
Class A	1,340,198
Class B	1,347,564
Class C	1,298,580
Class IS	97,183
Class R	184,586
Administrative services fee	3,852,012
Transfer agent fees	3,363,701
Trustees’ fees and expenses	82,417
Printing and postage expenses	181,564
Custodian and accounting fees	1,094,115
Registration and filing fees	145,676
Professional fees	137,426
Interest expense	7,258
Other	68,804

Total expenses	25,578,268
Less: Expense reductions	(106,801)
Fee waivers and expense reimbursements	(4,212,568)

Net expenses	21,258,899

Net investment income	193,220,501

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	7,789,604
Credit default swap transactions	(4,815,348)
Total return swap transactions	(105,412,438)

Net realized losses on investments	(102,438,182)
Net change in unrealized gains or losses on investments	(155,213,014)

Net realized and unrealized gains or losses on investments	(257,651,196)

Net decrease in net assets resulting from operations	$(64,430,695)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2008		2007

Operations
Net investment income		$193,220,501		$202,013,896
Net realized losses on investments		(102,438,182)		(7,827,955)
Net change in unrealized gains or losses on investments		(155,213,014)		104,529,449

Net increase (decrease) in net assets resulting from operations		(64,430,695)		298,715,390

Distributions to shareholders from
Net investment income
Class A		(10,945,889)		(19,793,450)
Class B		(2,256,266)		(6,378,539)
Class C		(2,174,879)		(5,088,608)
Class I		(82,164,988)		(168,393,496)
Class IS		(945,432)		(2,032,729)
Class R		(811,092)		(1,197,892)
Tax basis return of capital
Class A		(10,794,243)		0
Class B		(3,215,146)		0
Class C		(3,098,276)		0
Class I		(73,367,395)		0
Class IS		(927,478)		0
Class R		(880,806)		0

Total distributions to shareholders		(191,581,890)		(202,884,714)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	11,691,227	119,860,337	10,319,157	107,103,036
Class B	1,874,257	19,085,084	1,260,552	13,060,254
Class C	4,586,275	46,801,311	4,682,393	48,568,896
Class I	69,725,609	716,397,657	72,606,339	752,199,639
Class IS	842,150	8,613,530	1,140,973	11,790,495
Class R	2,630,687	26,637,555	1,899,374	19,630,142

		937,395,474		952,352,462

Net asset value of shares issued in reinvestment of distributions
Class A	1,799,596	18,391,778	1,609,913	16,719,667
Class B	390,987	3,998,451	455,867	4,732,402
Class C	149,647	1,529,950	167,075	1,734,497
Class I	7,374,532	75,363,207	6,439,657	66,886,549
Class IS	135,113	1,380,395	140,756	1,461,710
Class R	82,829	845,375	61,795	642,954

		101,509,156		92,177,779

Automatic conversion of Class B shares to Class A shares
Class A	337,825	3,444,930	300,427	3,112,312
Class B	(337,825)	(3,444,930)	(300,427)	(3,112,312)

		0		0

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended April 30,

	2008		2007

	Shares		Shares
Capital share transactions continued
Payment for shares redeemed
Class A	(19,970,018)	$(204,126,382)	(13,096,703)	$(135,624,577)
Class B	(4,361,199)	(44,415,133)	(4,511,219)	(46,760,810)
Class C	(6,015,720)	(61,240,328)	(4,135,715)	(42,839,248)
Class I	(137,563,564)	(1,390,029,408)	(108,975,171)	(1,129,771,903)
Class IS	(1,502,723)	(15,365,049)	(1,511,625)	(15,661,355)
Class R	(1,681,707)	(17,084,088)	(516,776)	(5,372,873)

		(1,732,260,388)		(1,376,030,766)

Net asset value of shares issued in acquisition Class A	6,839,102	71,007,238	0	0

Net decrease in net assets resulting from capital share transactions		(622,348,520)		(331,500,525)

Total decrease in net assets		(878,361,105)		(235,669,849)
Net assets
Beginning of period		4,140,239,800		4,375,909,649

End of period		$3,261,878,695		$4,140,239,800

Overdistributed net investment income		$(18,658,276)		$(5,368,466)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Core Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I, Class IS and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

NOTES TO FINANCIAL STATEMENTS continued

f. Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

g. Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is

NOTES TO FINANCIAL STATEMENTS continued

required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after April 30, 2004.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses and swap contracts. During the year ended April 30, 2008, the following amounts were reclassified:

Paid-in capital	$1,521,873
Overdistributed net investment income	(107,211,765)
Accumulated net realized losses on investments	105,689,892

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.28% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Core Bond Fund, increase. For the year ended April 30, 2008, the advisory fee was equivalent to 0.32% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended April 30, 2008,

NOTES TO FINANCIAL STATEMENTS continued

EIMC voluntarily waived its advisory fee in the amount of $4,003,417 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $209,151.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for each of Class A and Class IS shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the year ended April 30, 2008, EIS received $6,429 from the sale of Class A shares and $2,134, $269,127 and $3,789 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on May 18, 2007, the Fund acquired the net assets of Atlas American Enterprise Bond Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas American Enterprise Bond Fund at an exchange ratio of 0.93 for Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $343,260. The aggregate net assets of the Fund and Atlas American Enterprise Bond Fund immediately prior to the acquisition were $4,133,392,669 and $71,007,238, respectively. The aggregate net assets of the Fund immediately after the acquisition were $4,204,399,907.

NOTES TO FINANCIAL STATEMENTS continued

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended April 30, 2008:

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$5,316,270,637	$4,512,537,165	$6,676,693,973	$3,653,299,171

During the year ended April 30, 2008, the Fund loaned securities to certain brokers and earned $76,483 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $54,918,729 and $56,008,806, respectively.

At April 30, 2008, the Fund had the following credit default swap contracts outstanding:

				Fixed
				Payments	Frequency
		Reference Debt	Notional	Received	of Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	by the Fund	Received	Gain (Loss)

09/20/2008	CitiBank	Lehman Brothers	$8,000,000	1.00%	Quarterly	$(27,493)
		Holdings, Inc.,
		6.625%,
		01/18/2012
09/20/2008	JPMorgan	Lehman Brothers	8,000,000	1.25%	Quarterly	(17,197)
		Holdings, Inc.,
		6.625%,
		01/18/2012
09/20/2008	JPMorgan	Merrill Lynch &	8,000,000	0.80%	Quarterly	(30,532)
		Co., Inc., 5.00%,
		01/15/2015
12/20/2008	JPMorgan	Lehman Brothers	10,000,000	0.80%	Quarterly	(77,892)
		Holdings, Inc.,
		6.625%,
		01/18/2012
12/20/2008	Goldman Sachs	Lehman Brothers	8,000,000	0.85%	Quarterly	(33,670)
		Holdings, Inc.,
		6.625%,
		01/18/2012
12/20/2008	Lehman Brothers	Morgan Stanley,	10,000,000	1.15%	Quarterly	(10,642)
		6.60%,
		04/01/2012
03/20/2009	CitiBank	AIG, 6.25%,	12,000,000	1.55%	Quarterly	64,299
		05/01/2036

NOTES TO FINANCIAL STATEMENTS continued

				Fixed
				Payments	Frequency
		Reference Debt	Notional	Received	of Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	by the Fund	Received	Gain (Loss)

03/20/2009	Goldman Sachs	Morgan Stanley,	$8,000,000	1.75%	Quarterly	$32,053
		6.60%,
		04/01/2012
03/20/2009	Lehman Brothers	AIG, 6.25%,	1,000,000	2.25%	Quarterly	12,329
		05/01/2036
09/20/2010	Goldman Sachs	Duke Realty. Ltd.,	8,000,000	0.75%	Quarterly	(273,062)
		5.40%,
		08/15/2014
09/20/2008	CitiBank	Goldman Sachs	8,000,000	0.70%	Quarterly	397
		Group, Inc.,
		6.60%,
		01/01/2012
06/20/2012	Lehman Brothers	JC Penney,	16,000,000	0.45%	Quarterly	(797,554)
		8.00%,
		03/01/2010
06/20/2012	Morgan Stanley	Dow Jones CDX,	16,000,000	0.35%	Quarterly	(354,486)
		North American
		Investment Grade
		Index
06/20/2012	Morgan Stanley	PG&E Corp.,	10,000,000	0.24%	Quarterly	(214,212)
		4.80%,
		03/01/2014
06/20/2012	Morgan Stanley	PG&E Corp.,	10,000,000	0.24%	Quarterly	(211,412)
		4.80%,
		03/01/2014
09/20/2012	Morgan Stanley	Duke Realty. Ltd.,	8,000,000	0.90%	Quarterly	(473,038)
		5.40%,
		08/15/2014
12/13/2049	Lehman Brothers	CMBX North America	16,650,000	1.47%	Quarterly	1,518,816
		AJ 3 Index
12/13/2049	Morgan Stanley	CMBX North America	4,200,000	0.27%	Quarterly	(658,622)
		NA AA 3 Index
12/13/2049	Goldman Sachs	CMBX North America	3,400,000	0.27%	Quarterly	(421,819)
		NA AA 3 Index
12/13/2049	Lehman Brothers	CMBX North America	6,700,000	1.47%	Quarterly	278,331
		NA AJ 3 Index
02/17/2051	Lehman Brothers	CMBX North America	4,000,000	1.65%	Quarterly	152,099
		NA AA 4 Index
02/17/2051	Lehman Brothers	CMBX North America	7,000,000	1.65%	Quarterly	(1,120,806)
		NA AA 4 Index
02/17/2051	Goldman Sachs	CMBX North America	28,000,000	1.65%	Quarterly	(3,362,419)
		NA AA 4 Index

NOTES TO FINANCIAL STATEMENTS continued

				Fixed
				Payments	Frequency
		Reference Debt	Notional	Made	of Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	by the Fund	Made	Gain

06/20/2012	CitiBank	BorgWarner, Inc.,	$8,000,000	0.26%	Quarterly	$71,742
		6.50%,
		02/15/2009
09/20/2012	Goldman Sachs	PPG Industries,	8,000,000	0.22%	Quarterly	79,351
		7.05%,
		09/20/2012

At April 30, 2008, the Fund had the following total return swap contracts outstanding:

	Notional		Swap	Unrealized
Expiration	Amount	Counterparty	Description	Gain

08/01/2008	$67,000,000	Lehman Brothers	Agreement dated 02/01/2008 to	$2,101,146
			receive the spread return on the
			Lehman Brothers CMBS AAA 8.5+yr.
			Index and to pay the negative
			spread return.
09/01/2008	39,400,000	Lehman Brothers	Agreement dated 03/01/2008 to	1,275,273
			receive the spread return on the
			Lehman Brothers CMBS AAA 8.5+yr.
			Index plus 125 basis points multiplied
			by the notional amount and to pay
			the negative spread return.
09/01/2008	78,000,000	Lehman Brothers	Agreement dated 03/01/2008 to receive	2,508,943
			the spread return on the Lehman
			Brothers CMBS AAA 8.5+yr. Index plus
			100 basis points multiplied by the
			notional amount and to pay the
			negative spread return.
05/01/2008	38,000,000	Goldman Sachs	Agreement dated 10/22/2007 to	1,191,695
			receive the spread return on the
			Lehman Brothers CMBS AAA 8.5+yr.
			Index and to pay the negative
			spread return.
10/01/2008	235,000,000	Lehman Brothers	Agreement dated 10/01/2007	7,252,321
			to receive the spread return on
			the Lehman Brothers CMBS AAA
			8.5+yr. Index minus 62 basis points
			multiplied by the notional amount
			and to pay the negative spread return.
11/01/2008	39,000,000	Lehman Brothers	Agreement dated 11/01/2007 to	1,218,343
			receive the spread return on the
			Lehman Brothers CMBS AAA 8.5+yr.
			Index minus 15 basis points multiplied
			by the notional amount and to pay the
			negative spread return.

NOTES TO FINANCIAL STATEMENTS continued

Expiration	Notional Amount	Counterparty	Swap Description	Unrealized Gain

02/01/2009	$78,000,000	Lehman Brothers	Agreement dated 02/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index plus 40 basis points multiplied by the notional amount and to pay the negative spread return.	$2,420,977

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $3,550,799,233. The gross unrealized appreciation and depreciation on securities based on tax cost was $47,754,361 and $204,833,656, respectively, with a net unrealized depreciation of $157,079,295.

As of April 30, 2008, the Fund had $36,569,273 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2012	2013	2015	2016

$2,256,882	$2,347,672	$904,178	$617,695	$30,107,771	$335,075

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2008, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

Unrealized Depreciation	Capital Loss Carryovers	Temporary Book / Tax Differences

$156,915,173	$36,569,273	$(6,728,562)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and swap contracts. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended April 30,

	2008	2007

Ordinary Income	$99,298,546	$202,884,714
Return of Capital	92,283,344	0

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the year ended April 30, 2008, the Fund had average borrowings outstanding of $127,109 at an average rate of 5.71% and paid interest of $7,258.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be

NOTES TO FINANCIAL STATEMENTS continued

distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Core Bond Fund, a series of the Evergreen Select Fixed Income Trust, as of April 30, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Core Bond Fund as of April 30, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 27, 2008

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

The Fund paid total distributions of $191,581,890 during the year ended April 30, 2008 of which 51.83% was from ordinary taxable income and 48.17% was from a non-taxable return of capital. Shareholders of the Fund will receive in early 2009 a Form 1099-DIV that will inform them of the tax character of this distribution as well as all other distributions made by the Fund in calendar year 2008.

This page left intentionally blank

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566664 rvs 06/2008

Evergreen Select High Yield Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
32	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Select High Yield Bond Fund for the twelve month period ended April 30, 2008 (the “twelve-month period”).

The fiscal year witnessed a dramatic change in fixed income markets as problems that first surfaced in housing and the subprime mortgages raised questions about the strength of the domestic economy and the risks of credit-sensitive investments. Corporate bonds and asset-backed securities performed well early in the period, with gains in economic output, corporate profits and employment encouraging optimism. The backdrop for investing began to change, however, by the summer of 2007 amid widening worries about problems in the financials sector. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality over much of the period.

These general trends later reversed themselves in the final month of the twelve-month period, with high yield corporate bonds and other credit-sensitive securities rallying in April 2008 following a series of actions by the U.S. Federal Reserve Board (the “Fed”) to stabilize the markets. Equities, meanwhile, tended to move in the same general direction as corporate bonds over the fiscal year. Stock prices rose very early in the period before falling in late 2007 and early 2008 and then rallying again in April. For the full twelve-month period, stock valuations fell across all market capitalizations, investment styles and regions. At the same time, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy grew briskly early in 2007, but then slowed significantly in late 2007 and early

1

LETTER TO SHAREHOLDERS continued

2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the twelve-month period, managers of Evergreen’s intermediate- and long-term bond funds paid careful attention to risk management in a changing market environment. The teams supervising the higher-credit quality funds—including Evergreen U.S. Government Fund, Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund and Evergreen Institutional Mortgage Portfolio—monitored Fed policy and interest-rate movements as well as general macroeconomic trends in managing their portfolios. Meanwhile, the managers of Evergreen High Income Fund and Evergreen Select High Yield Bond Fund tended to position their credit-sensitive portfolios relatively conservatively during a period of growing risk aversion. After repositioning their portfolio early in the fiscal year, the managers of Evergreen Diversified Income Builder Fund maintained an emphasis on better-quality, high yield corporate bonds and also increased their exposure to dividend-paying stocks.

The experiences in the capital markets during the twelve-month

2

LETTER TO SHAREHOLDERS continued

period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Notice of Investment Strategy Change:

Effective March 13, 2008, the Fund may invest in loans. The Fund may invest in a loan at origination as a co-lender or by acquiring in the secondary market participations in, or assignments or novations of, a loan. When a Fund acquires an interest in a loan in the secondary market, it may acquire some or all of the interest of a bank or other lending institution in a loan to a borrower. Loans are subject to risks similar to those associated with other below-investment grade bond investments, such as credit risk (e.g. risk of issuer default), below-investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Manager:

• Andrew Cestone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1999

	Class I	Class IS
Class inception date	11/30/1999	11/30/1999

Nasdaq symbol	EHYIX	EHYSX

Average annual return

1-year	0.22%	-0.03%

5-year	5.60%	5.33%

Since portfolio inception	5.99%	5.73%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class IS incurs a 0.25% 12b-1 fee. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Comparison of a $1,000,000 investment in the Evergreen Select High Yield Bond Fund Class I shares versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI), the Merrill Lynch High Yield, Cash Pay, BB-B Index† (MLHYCPBB-B) and the Consumer Price Index (CPI).

The MLHYMI and the MLHYCPBB-B are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned 0.22% for the twelve-month period ended April 30, 2008. During the same period, the MLHYMI† returned -0.76% and the MLHYCPBB-B† returned 0.58%.

The fund’s objective is to seek a high level of total return.

The fiscal year witnessed a significant change in sentiment throughout the capital markets, including the high yield corporate bond market, amid rising concerns that problems that began in the subprime mortgage market could stall the domestic economy. At the start of the twelve-month period, in May 2007, high yield corporate bonds continued to deliver relatively strong performance, supported by healthy economic growth trends and improving corporate profitability. Starting in June 2007, however, market sentiment changed as problems in the subprime mortgage market began raising concerns about credit, in general. Widening investor concerns caused a general flight to quality that led to outperformance by the highest-quality securities, most notably Treasuries, and underperformance by corporate bonds, in general, especially lower-rated securities. While high yielding, lower-rated securities periodically staged rallies, including during the final month of the fiscal year, over the full twelve-month period their performance trailed most other fixed income sectors. Within the high yield market, higher-rated bonds such as those rated BB or B, outperformed CCC-rated and non-rated securities.

Throughout the fiscal year, we maintained the fund’s traditional emphasis on the higher-rated tiers of the high yield market. Early in the period, however, we restructured the fund, positioning it more conservatively as we broadened its diversification and increased the number of holdings from about 110 to more than 150. In general, we kept sector weightings close to those of the overall high yield market. Consistent with this positioning, security selection had the greatest impact on performance, rather than sector or industry weightings.

The fund’s emphasis on shorter-maturity securities which are less vulnerable to changes in interest rates, and the underweighting of bonds with durations of six years and longer helped results, especially late 2007 and early 2008. Individual holdings that contributed to results included aerospace/defense company L-3 Communications; energy companies Forest Oil, and EXCO Resources; gas distribution companies Semco and Williams, Inc.; oil service

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Loans are subject to risks similar to those associated with other below investment grade bond investments, such as credit risk (e.g. risk of issuer default), below investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

† Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of April 30, 2008, and subject to change.

5

PORTFOLIO MANAGER COMMENTARY continued

companies Hornbeck Marine and PHI, Inc.; health services company HCA; food wholesaler Del Monte Foods; marine transportation companies Offshore Logistics and Ship Finance International and utility company Aquila, Inc.

Detracting from performance were our investments in financials-related bonds exposed to the subprime mortgage market, most notably Residential Capital, GMAC and Thornburg Mortgage. We substantially reduced our position in Thornburg during the period. Performance also was held back by some investments in chemical industry bonds, including those of Millennium America and Tronox; mining and metals companies Griffin Coal and Novelis, Inc.; printer/publisher RH Donnelly; gaming investments in Isle of Capri Casinos; and telecommunications bonds in Citizens Communications and Qwest, Inc.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period*

Actual
Class I	$1,000.00	$1,001.02	$3.78
Class IS	$1,000.00	$999.77	$5.02
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.08	$3.82
Class IS	$1,000.00	$1,019.84	$5.07

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.76% for Class I and 1.01% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 366 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.35	$9.14	$9.15	$9.52	$9.35

Income from investment operations
Net investment income (loss)	0.68	0.62[1]	0.61[1]	0.64	0.69[1]
Net realized and unrealized gains or losses on investments	(0.67)	0.18	(0.01)	(0.37)	0.17

Total from investment operations	0.01	0.80	0.60	0.27	0.86

Distributions to shareholders from
Net investment income	(0.64)	(0.58)	(0.59)	(0.64)	(0.69)
Tax basis return of capital	0	(0.01)	(0.02)	0	0

Total distributions to shareholders	(0.64)	(0.59)	(0.61)	(0.64)	(0.69)

Net asset value, end of period	$8.72	$9.35	$9.14	$9.15	$9.52

Total return	0.22%	9.17%	6.65%	2.78%	9.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$98,939	$170,529	$433,038	$490,363	$597,678
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.76%	0.70%	0.67%	0.66%	0.67%
Expenses excluding waivers/reimbursements and expense reductions	0.76%	0.70%	0.67%	0.66%	0.67%
Net investment income (loss)	7.69%	6.85%	6.57%	6.71%	7.26%
Portfolio turnover rate	109%	28%	36%	71%	65%

1	Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended April 30,

CLASS IS	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.35	$9.14	$9.15	$9.52	$9.35

Income from investment operations
Net investment income (loss)	0.67	0.61	0.58	0.61	0.67
Net realized and unrealized gains or losses on investments	(0.68)	0.17	(0.01)	(0.37)	0.16

Total from investment operations	(0.01)	0.78	0.57	0.24	0.83

Distributions to shareholders from
Net investment income	(0.62)	(0.56)	(0.56)	(0.61)	(0.66)
Tax basis return of capital	0	(0.01)	(0.02)	0	0

Total distributions to shareholders	(0.62)	(0.57)	(0.58)	(0.61)	(0.66)

Net asset value, end of period	$8.72	$9.35	$9.14	$9.15	$9.52

Total return	(0.03)%	8.90%	6.39%	2.52%	9.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,754	$15,353	$15,436	$15,936	$5,781
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.02%	0.97%	0.92%	0.93%	0.92%
Expenses excluding waivers/reimbursements and expense reductions	1.02%	0.97%	0.92%	0.93%	0.92%
Net investment income (loss)	7.48%	6.66%	6.33%	6.48%	6.98%
Portfolio turnover rate	109%	28%	36%	71%	65%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS 80.9%
CONSUMER DISCRETIONARY 14.5%
Auto Components 0.9%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	$815,000	$692,750
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 ρ	315,000	344,138

		1,036,888

Diversified Consumer Services 0.0%
Service Corporation International, 6.75%, 04/01/2015	20,000	20,125

Hotels, Restaurants & Leisure 3.7%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	495,000	467,775
8.125%, 05/15/2011 ρ	145,000	123,431
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	485,000	421,950
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 ρ	1,555,000	1,205,125
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	45,000	45,900
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A ρ	727,000	779,707
Seneca Gaming Corp., 7.25%, 05/01/2012	175,000	169,969
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A ρ	620,000	551,800
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	380,000	394,250

		4,159,907

Household Durables 2.8%
Centex Corp.:
4.875%, 08/15/2008	375,000	371,277
5.80%, 09/15/2009	90,000	86,429
D.R. Horton, Inc.:
4.875%, 01/15/2010	180,000	171,900
5.00%, 01/15/2009	360,000	351,000
8.00%, 02/01/2009	190,000	190,000
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	145,000	113,825
6.50%, 01/15/2014	85,000	60,775
KB Home:
7.75%, 02/01/2010 ρ	280,000	276,500
8.625%, 12/15/2008	135,000	137,025
Libbey, Inc., FRN, 11.91%, 06/01/2011 ρ	390,000	392,925
Pulte Homes, Inc.:
4.875%, 07/15/2009	790,000	766,300
7.875%, 08/01/2011	45,000	44,100
Standard Pacific Corp., 5.125%, 04/01/2009	180,000	161,100

		3,123,156

Media 4.4%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	355,000	355,000
Charter Communications, Inc., 10.875%, 09/15/2014 144A ρ	1,055,000	1,120,937
CSC Holdings, Inc., 7.625%, 04/01/2011	825,000	835,313

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Idearc, Inc., 8.00%, 11/15/2016	$1,220,000	$799,100
Lamar Media Corp.:
6.625%, 08/15/2015 ρ	945,000	895,387
7.25%, 01/01/2013	50,000	49,750
Mediacom Broadband, LLC, 8.50%, 10/15/2015 ρ	135,000	124,875
Mediacom, LLC, 7.875%, 02/15/2011	145,000	137,750
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A ρ	840,000	546,000
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 ρ	135,000	137,194

		5,001,306

Multi-line Retail 0.3%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	335,000	350,075

Specialty Retail 1.3%
American Achievement Corp., 8.25%, 04/01/2012	720,000	637,200
Home Depot, Inc., 5.875%, 12/16/2036	195,000	163,531
Payless ShoeSource, Inc., 8.25%, 08/01/2013	715,000	648,863

		1,449,594

Textiles, Apparel & Luxury Goods 1.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	1,230,000	1,177,725

CONSUMER STAPLES 2.4%
Beverages 0.1%
Constellation Brands, Inc., 8.375%, 12/15/2014	90,000	95,850

Food & Staples Retailing 0.4%
Ingles Markets, Inc., 8.875%, 12/01/2011	240,000	244,800
Rite Aid Corp., 8.125%, 05/01/2010	150,000	150,750

		395,550

Food Products 1.2%
Dean Foods Co., 6.625%, 05/15/2009	55,000	55,275
Del Monte Foods Co.:
6.75%, 02/15/2015	170,000	164,900
8.625%, 12/15/2012	678,000	705,120
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015	40,000	38,200
8.375%, 05/01/2017 ρ	465,000	416,175

		1,379,670

Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012 ρ	125,000	123,750

Personal Products 0.6%
Central Garden & Pet Co., 9.125%, 02/01/2013	825,000	701,250

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2008
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 10.3%
Energy Equipment & Services 2.7%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014 ρ	$515,000	$517,575
GulfMark Offshore, Inc., 7.75%, 07/15/2014	375,000	390,000
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014 ρ	1,155,000	1,129,012
Parker Drilling Co., 9.625%, 10/01/2013	4,000	4,220
PHI, Inc., 7.125%, 04/15/2013	995,000	935,300

		2,976,107

Oil, Gas & Consumable Fuels 7.6%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,175,000	1,192,625
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	290,000	272,600
El Paso Corp., 7.00%, 06/15/2017	220,000	230,688
Encore Acquisition Co.:
6.00%, 07/15/2015	550,000	508,750
6.25%, 04/15/2014 ρ	300,000	283,500
Exco Resources, Inc., 7.25%, 01/15/2011	580,000	580,000
Forbes Energy Services, LLC, 11.00%, 02/15/2015 144A	700,000	703,500
Forest Oil Corp., 7.25%, 06/15/2019 ρ	225,000	233,437
Frontier Oil Corp., 6.625%, 10/01/2011	205,000	205,000
Mariner Energy, Inc., 8.00%, 05/15/2017	157,000	155,038
Peabody Energy Corp.:
5.875%, 04/15/2016	905,000	882,375
7.875%, 11/01/2026	80,000	83,000
Plains All American Pipeline, LP, 6.50%, 05/01/2018 144A	125,000	127,895
Plains Exploration & Production Co., 7.75%, 06/15/2015	270,000	278,100
Sabine Pass LNG, LP:
7.25%, 11/30/2013	1,041,000	968,130
7.50%, 11/30/2016	30,000	27,600
Southwestern Energy Co., 7.50%, 02/01/2018 144A	55,000	58,575
Tesoro Corp., 6.625%, 11/01/2015	890,000	841,050
Williams Cos., 7.125%, 09/01/2011	900,000	960,750

		8,592,613

FINANCIALS 14.9%
Capital Markets 0.4%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	220,000	179,850
8.00%, 06/15/2011 ρ	35,000	31,325
12.50%, 11/30/2017 144A	215,000	223,331

		434,506

Consumer Finance 8.6%
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	1,360,000	1,273,373
5.80%, 01/12/2009	40,000	39,119
7.375%, 10/28/2009	2,360,000	2,272,574

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009 ρ	$430,000	$404,397
6.875%, 09/15/2011	1,435,000	1,196,668
6.875%, 08/28/2012	740,000	587,586
7.25%, 03/02/2011	135,000	114,590
7.75%, 01/19/2010	455,000	418,814
8.00%, 11/01/2031	1,010,000	765,838
FRN:
3.75%, 09/23/2008	450,000	441,570
4.32%, 05/15/2009	820,000	748,316
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	190,000	159,600
Sprint Capital Corp., 6.875%, 11/15/2028	635,000	494,902
Toll Corp.:
8.25%, 02/01/2011	650,000	628,875
8.25%, 12/01/2011	130,000	124,800

		9,671,022

Diversified Financial Services 1.6%
Citigroup, Inc., FRN, 8.40%, 04/29/2049	385,000	390,132
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	215,000	219,728
Leucadia National Corp.:
7.125%, 03/15/2017	65,000	62,400
8.125%, 09/15/2015	1,150,000	1,178,750

		1,851,010

Real Estate Investment Trusts 2.5%
Host Marriott Corp.:
7.125%, 11/01/2013	640,000	640,800
Ser. Q, 6.75%, 06/01/2016	640,000	628,800
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,145,000	1,123,531
Ventas, Inc., 7.125%, 06/01/2015	375,000	377,813

		2,770,944

Thrifts & Mortgage Finance 1.8%
Residential Capital, LLC:
FRN, 3.49%, 06/09/2008 ρ	190,000	177,888
Step Bond:
8.125%, 11/21/2008 Š	315,000	263,025
8.375%, 06/30/2010 ρ Š	2,895,000	1,585,012

		2,025,925

HEALTH CARE 3.6%
Health Care Providers & Services 3.6%
HCA, Inc., 9.25%, 11/15/2016	2,100,000	2,262,750

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services continued
Omnicare, Inc.:
6.125%, 06/01/2013	$910,000	$832,650
6.875%, 12/15/2015	1,080,000	990,900

		4,086,300

INDUSTRIALS 9.1%
Aerospace & Defense 4.6%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	110,000	109,450
DRS Technologies, Inc., 6.625%, 02/01/2016	295,000	293,525
Hexcel Corp., 6.75%, 02/01/2015	435,000	434,456
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	2,860,000	2,788,500
6.375%, 10/15/2015	1,550,000	1,540,313

		5,166,244

Commercial Services & Supplies 2.1%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	770,000	704,550
9.25%, 05/01/2021	575,000	598,000
Geo Group, Inc., 8.25%, 07/15/2013	175,000	181,563
Mobile Mini, Inc., 6.875%, 05/01/2015	390,000	330,525
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	455,000	479,174

		2,293,812

Machinery 1.2%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	1,590,000	1,371,375

Road & Rail 1.0%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	20,000	17,750
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	450,000	455,625
10.50%, 01/01/2016 ρ	10,000	10,112
Kansas City Southern:
7.50%, 06/15/2009	260,000	267,800
9.50%, 10/01/2008	385,000	390,775

		1,142,062

Trading Companies & Distributors 0.2%
United Rentals, Inc., 6.50%, 02/15/2012	270,000	254,475

INFORMATION TECHNOLOGY 3.7%
Electronic Equipment & Instruments 2.1%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	710,000	678,050
Jabil Circuit, Inc.:
5.875%, 07/15/2010	145,000	142,449
8.25%, 03/15/2018 144A	1,120,000	1,125,600

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal
	Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments continued
Sanmina-SCI Corp.:
6.75%, 03/01/2013	$125,000	$113,750
8.125%, 03/01/2016	175,000	161,875
FRN, 5.55%, 06/15/2010 144A	145,000	143,913

		2,365,637

IT Services 1.2%
First Data Corp., 9.875%, 09/24/2015 144A	700,000	637,875
SunGard Data Systems, Inc., 4.875%, 01/15/2014	640,000	564,800
Unisys Corp., 6.875%, 03/15/2010	190,000	183,587

		1,386,262

Office Electronics 0.1%
Xerox Corp., 6.35%, 05/15/2018	140,000	140,966

Semiconductors & Semiconductor Equipment 0.3%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	25,000	22,125
Spansion, Inc., FRN, 6.20%, 06/01/2013 144A	415,000	313,325

		335,450

MATERIALS 9.7%
Chemicals 4.5%
ARCO Chemical Co.:
9.80%, 02/01/2020	340,000	299,200
10.25%, 11/01/2010	50,000	51,250
Huntsman, LLC, 11.625%, 10/15/2010	600,000	633,000
Koppers Holdings, Inc.:
9.875%, 10/15/2013	67,000	71,355
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	705,000	620,400
Millenium America, Inc., 7.625%, 11/15/2026	665,000	430,588
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	600,000	585,000
10.125%, 12/01/2014	270,000	258,525
Mosaic Co.:
7.30%, 01/15/2028	400,000	390,000
7.875%, 12/01/2016 144A	675,000	742,500
Tronox Worldwide, LLC, 9.50%, 12/01/2012	1,155,000	999,075

		5,080,893

Construction Materials 0.9%
CPG International, Inc.:
10.50%, 07/01/2013	990,000	851,400
FRN, 11.47%, 07/01/2012	190,000	155,325

		1,006,725

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 2.4%
Berry Plastics Holdings Corp.:
7.57%, 02/15/2015 144A	$160,000	$155,200
8.875%, 09/15/2014 ρ	143,000	134,420
Exopack Holding Corp., 11.25%, 02/01/2014	915,000	878,400
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 ρ	735,000	746,025
9.50%, 08/15/2013 ρ	55,000	55,000
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	785,000	722,200

		2,691,245

Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/2017	830,000	919,225

Paper & Forest Products 1.1%
Georgia Pacific Corp., 8.875%, 05/15/2031	610,000	597,800
Verso Paper Holdings, LLC, 9.125%, 08/01/2014 ρ	660,000	684,750

		1,282,550

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 1.9%
Citizens Communications Co., 7.875%, 01/15/2027	315,000	281,138
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A ρ	215,000	218,225
Qwest Corp.:
6.50%, 06/01/2017	335,000	315,737
7.50%, 06/15/2023	175,000	161,000
7.875%, 09/01/2011	700,000	721,000
8.875%, 03/15/2012	420,000	445,200

		2,142,300

Wireless Telecommunication Services 1.7%
Rural Cellular Corp., 8.25%, 03/15/2012	555,000	579,975
Sprint Nextel Corp.:
6.375%, 05/01/2009	335,000	330,053
6.90%, 05/01/2019	110,000	90,913
Ser. D, 7.375%, 08/01/2015	605,000	484,327
Ser. F, 5.95%, 03/15/2014	590,000	460,735

		1,946,003

UTILITIES 9.1%
Electric Utilities 9.0%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	1,145,000	1,225,150
Aquila, Inc., Step Bond, 14.875%, 07/01/2012 Š	1,589,000	1,938,580
CMS Energy Corp.:
6.55%, 07/17/2017	65,000	64,171
8.50%, 04/15/2011	100,000	107,595

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
Edison Mission Energy:
7.00%, 05/15/2017	$60,000	$60,900
7.20%, 05/15/2019	190,000	192,375
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A	630,000	674,100
11.25%, 11/01/2017 144A	375,000	394,688
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	135,000	132,975
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	131,530	151,259
Mirant North America, LLC, 7.375%, 12/31/2013	1,240,000	1,292,700
NRG Energy, Inc., 7.375%, 02/01/2016	1,060,000	1,094,450
Orion Power Holdings, Inc., 12.00%, 05/01/2010	1,239,000	1,372,192
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,345,000	1,395,437
7.875%, 06/15/2017 ρ	25,000	26,188

		10,122,760

Independent Power Producers & Energy Traders 0.1%
AES Corp., 8.00%, 10/15/2017	30,000	31,425
Dynegy Holdings, Inc., 7.50%, 06/01/2015 ρ	85,000	85,000

		116,425

Total Corporate Bonds (cost $94,109,449)		91,187,682

WHOLE LOAN MORTGAGE – BACKED PASS THROUGH
SECURITIES 0.5%
FLOATING-RATE 0.5%
Lehman XS Trust, Ser. 2006-18N, Class A5A, 3.07%, 12/25/2036 (cost $561,275)	785,000	567,359

YANKEE OBLIGATIONS – CORPORATE 12.9%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Videotron, Ltd., 9.125%, 04/15/2018 144A	35,000	37,450

ENERGY 3.1%
Oil, Gas & Consumable Fuels 3.1%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	330,000	351,450
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016 144A	2,210,000	1,745,900
9.50%, 12/01/2016	25,000	19,750
OPTI Canada, Inc., 7.875%, 12/15/2014	1,325,000	1,354,812

		3,471,912

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS 2.8%
Consumer Finance 0.9%
Avago Technologies Finance, Ltd.:
10.125%, 12/01/2013	$55,000	$58,850
FRN, 8.58%, 06/01/2013	210,000	210,525
NXP Funding, LLC, 7.875%, 10/15/2014 ρ	45,000	44,662
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A ρ	215,000	203,175
Virgin Media Finance plc, 9.125%, 08/15/2016	550,000	533,500

		1,050,712

Diversified Financial Services 1.9%
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	1,260,000	1,439,550
Ship Finance International, Ltd., 8.50%, 12/15/2013	680,000	690,200

		2,129,750

INDUSTRIALS 1.6%
Road & Rail 1.6%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	860,000	818,075
9.375%, 05/01/2012	953,000	998,268

		1,816,343

INFORMATION TECHNOLOGY 1.4%
Communications Equipment 1.1%
Nortel Networks Corp., 10.125%, 07/15/2013	1,290,000	1,270,650

Semiconductors & Semiconductor Equipment 0.3%
Sensata Technologies, Inc., 8.00%, 05/01/2014 ρ	345,000	323,438

MATERIALS 2.7%
Metals & Mining 2.3%
Evraz Group SA:
8.875%, 04/24/2013 144A	160,000	162,800
9.50%, 04/24/2018 144A	515,000	527,847
Novelis, Inc., 7.25%, 02/15/2015	2,105,000	1,936,600

		2,627,247

Paper & Forest Products 0.4%
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A ρ	540,000	407,700

TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	420,000	416,325
Intelsat, Ltd., 9.25%, 06/15/2016 ρ	365,000	370,019
Vimpel Communications:
8.375%, 04/30/2013 144A	75,000	75,058
9.125%, 04/30/2018 144A	520,000	521,299

		1,382,701

Total Yankee Obligations – Corporate (cost $15,237,954)		14,517,903

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

April 30, 2008

	Shares	Value

PREFERRED STOCKS 0.7%
FINANCIALS 0.7%
Thrifts & Mortgage Finance 0.7%
Fannie Mae, Ser. S, 8.25% ρ	21,490	$538,109
Freddie Mac, Ser. Z, 8.375%	9,130	233,728

Total Preferred Stocks (cost $768,478)		771,837

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Sinclair Broadcast Group, Inc., 3.00%, 05/15/2027 (cost $145,400)	$160,000	149,400

LOANS 3.1%
CONSUMER DISCRETIONARY 0.8%
Dana Holding Corp., FRN, 6.55%, 01/31/2015 <	75,000	72,302
Fontainebleau Resorts, LLC, FRN, 5.55%, 06/06/2014	140,000	118,059
Idearc, Inc., FRN, 4.80%, 11/17/2014 <	249,785	206,960
Ion Media Networks, Inc., FRN, 6.05%, 01/15/2012 <	565,000	464,955

		862,276

INDUSTRIALS 1.4%
Clarke American Corp., FRN, 5.30%, 04/04/2014	952,163	806,634
Neff Corp., FRN, 6.30%, 11/30/2014<	1,060,000	777,203

		1,583,837

INFORMATION TECHNOLOGY 0.1%
Freescale Semiconductor, Inc., FRN, 4.80%, 12/01/2013 <	64,369	55,647

MATERIALS 0.8%
Boise Paper Holdings, LLC, FRN, 5.55%, 02/15/2015	90,000	88,496
Wimar Co., FRN, 5.30%, 01/03/2012	915,000	866,715

		955,211

UTILITIES 0.0%
Energy Future Holdings Corp., FRN, 5.80%, 10/10/2014	2,213	2,114

Total Loans (cost $3,490,294)		3,459,085

	Shares	Value

SHORT-TERM INVESTMENTS 10.3%
MUTUAL FUND SHARES 10.3%
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø ρρ (cost $11,673,345)	11,673,345	11,673,345

Total Investments (cost $ 125,986,195) 108.5%		122,326,611
Other Assets and Liabilities (8.5%)		(9,633,162)

Net Assets 100.0%		$112,693,449

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

April 30, 2008

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Š	The rate shown is the stated rate at the current period end.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

FRN	Floating Rate Note

The following table shows the percent of total investments (excluding collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2008 (unaudited):

AAA	0.7%
AA	0.7%
BBB	7.4%
BB	35.5%
B	53.1%
CCC	2.2%
NR	0.4%

100.0%

The following table shows the percent of total investments (excluding collateral from securities on loan) based on effective maturity as of April 30, 2008 (unaudited):

Less than 1 year	3.3%
1 to 3 year(s)	14.6%
3 to 5 years	18.5%
5 to 10 years	55.1%
10 to 20 years	5.3%
20 to 30 years	2.5%
Greater than 30 years	0.7%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008

Assets
Investments in securities, at value (cost $114,312,850) including $11,248,620 of securities loaned	$110,653,266
Investments in affiliated money market fund, at value (cost $11,673,345)	11,673,345

Total investments	122,326,611
Receivable for securities sold	4,660,532
Interest receivable	2,576,192
Receivable for securities lending income	5,787
Premiums paid on credit default swap transactions	49,466
Unrealized gains on credit default swap transactions	47,933
Prepaid expenses and other assets	23,018

Total assets	129,689,539

Liabilities
Dividends payable	516,249
Payable for securities purchased	2,124,659
Payable for Fund shares redeemed	612,297
Unrealized losses on credit default swap transactions	20,729
Premiums received on credit default swap transactions	91,270
Payable for securities on loan	11,673,345
Due to custodian bank	1,926,134
Advisory fee payable	1,542
Distribution Plan expenses payable	94
Due to other related parties	364
Accrued expenses and other liabilities	29,407

Total liabilities	16,996,090

Net assets	$112,693,449

Net assets represented by
Paid-in capital	$192,222,485
Overdistributed net investment income	(409,937)
Accumulated net realized losses on investments	(75,486,719)
Net unrealized losses on investments	(3,632,380)

Total net assets	$112,693,449

Net assets consists of
Class I	$98,938,994
Class IS	13,754,455

Total net assets	$112,693,449

Shares outstanding (unlimited number of shares authorized)
Class I	11,349,477
Class IS	1,577,809

Net asset value per share
Class I	$8.72
Class IS	$8.72

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Year Ended April 30, 2008

Investment income
Interest	$11,368,008
Income from affiliate	97,011
Dividends	31,191
Securities lending	8,917
Other	611,013

Total investment income	12,116,140

Expenses
Advisory fee	717,102
Distribution Plan expenses	35,902
Administrative services fee	142,804
Transfer agent fees	23,615
Trustees’ fees and expenses	24,982
Printing and postage expenses	25,135
Custodian and accounting fees	71,391
Registration and filing fees	31,768
Professional fees	31,030
Interest expense	23,189
Other	5,417

Total expenses	1,132,335
Less: Expense reductions	(9,119)

Net expenses	1,123,216

Net investment income	10,992,924

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(3,976,898)
Credit default swap transactions	(21,709)

Net realized losses on investments	(3,998,607)
Net change in unrealized gains or losses on investments	(7,607,864)

Net realized and unrealized gains or losses on investments	(11,606,471)

Net decrease in net assets resulting from operations	$(613,547)

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30,

	2008		2007

Operations
Net investment income		$10,992,924		$21,215,755
Net realized losses on investments		(3,998,607)		(5,713,800)
Net change in unrealized gains or losses on investments		(7,607,864)		8,191,937

Net increase (decrease) in net assets resulting from operations		(613,547)		23,693,892

Distributions to shareholders from
Net investment income
Class I		(9,185,947)		(19,074,209)
Class IS		(995,691)		(941,017)
Tax basis return of capital
Class I		0		(366,471)
Class IS		0		(18,991)

Total distributions to shareholders		(10,181,638)		(20,400,688)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	1,391,807	12,329,997	4,247,860	38,269,750
Class IS	69,299	621,725	79,422	725,654

		12,951,722		38,995,404

Net asset value of shares issued in reinvestment of distributions
Class I	381,815	3,385,568	1,025,688	9,279,762
Class IS	6,467	57,378	6,617	60,314

		3,442,946		9,340,076

Payment for shares redeemed
Class I	(8,656,933)	(77,544,996)	(34,441,793)	(312,988,771)
Class IS	(139,506)	(1,243,095)	(134,178)	(1,232,540)

		(78,788,091)		(314,221,311)

Net decrease in net assets resulting from capital share transactions		(62,393,423)		(265,885,831)

Total decrease in net assets		(73,188,608)		(262,592,627)
Net assets
Beginning of period		185,882,057		448,474,684

End of period		$112,693,449		$185,882,057

Overdistributed net investment income		$(409,937)		$(595,488)

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Select High Yield Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class I and Class IS shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into

24

NOTES TO FINANCIAL STATEMENTS continued

repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

25

NOTES TO FINANCIAL STATEMENTS continued

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

h. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after April 30, 2004.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to consent fees. During the year ended April 30, 2008, the following amounts were reclassified:

Paid-in capital	$459
Overdistributed net investment income	(625,735)
Accumulated net realized losses on investments	625,276

26

NOTES TO FINANCIAL STATEMENTS continued

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase. For the year ended April 30, 2008, the advisory fee was equivalent to 0.50% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees were paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $153,228,356 and $196,862,171, respectively, for the year ended April 30, 2008.

27

NOTES TO FINANCIAL STATEMENTS continued

As of year ended April 30, 2008, the Fund had unfunded loan commitments of $775,059.

During the year ended April 30, 2008, the Fund loaned securities to certain brokers and earned $34,733 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $11,248,620 and $11,673,345, respectively.

At April 30, 2008, the Fund had the following credit default swap contracts outstanding:

				Fixed	Frequency
		Reference Debt	Notional	Payments	of Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	Received	Received	Gain (Loss)

12/20/2012	Goldman Sachs	Dow Jones CDX,	$790,000	3.75%	Quarterly	$(4,592)
		North America
		High Yield Index
12/20/2012	Lehman Brothers	Dow Jones CDX,	275,000	3.75%	Quarterly	(1,613)
		North America
		High Yield Index
06/20/2013	Lehman Brothers	Centex Corp.,	200,000	5.12%	Quarterly	11,590
		5.25%,
		06/15/2015
12/13/2049	Goldman Sachs	Markit CMBX	95,000	1.47%	Quarterly	9,996
		North America
		AJ.3 Index
12/13/2049	UBS	Markit CMBX	115,000	0.08%	Quarterly	12,864
		North America
		AAA.3 Index

				Fixed	Frequency
		Reference Debt	Notional	Payments	of Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	Made	Made	Gain (Loss)

12/20/2012	JPMorgan	Dow Jones CDX,	$1,065,000	3.75%	Quarterly	$13,483
		North America
		High Yield Index
06/20/2013	Lehman Brothers	Pulte Corp.,	200,000	4.17%	Quarterly	(13,131)
		5.25%,
		01/15/2015
06/20/2013	UBS	Dow Jones CDX,	295,000	5.00%	Quarterly	(1,393)
		North America
		High Yield Index

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $126,218,314. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,426,448 and $5,318,151, respectively, with a net unrealized depreciation of $3,891,703.

28

NOTES TO FINANCIAL STATEMENTS continued

As of April 30, 2008, the Fund had $73,162,661 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2014	2015	2016

$1,682,951	$5,561,023	$58,863,256	$904,358	$4,955,193	$1,195,880

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2008, the Fund incurred and will elect to defer post-October losses of $2,091,939.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended April 30, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed		Capital Loss	Temporary
Ordinary	Unrealized	Carryovers and	Book/Tax
Income	Depreciation	Post-October Losses	Differences

$148,468	$3,891,703	$75,254,600	$(531,201)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and swap contracts. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended April 30,

	2008	2007

Ordinary Income	$10,181,638	$20,015,226
Return of Capital	0	385,462

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral

29

NOTES TO FINANCIAL STATEMENTS continued

accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the year ended April 30, 2008, the Fund had average borrowings outstanding of $406,120 at an average rate of 5.71% and paid interest of $23,189.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund

30

NOTES TO FINANCIAL STATEMENTS continued

transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12 . NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Select High Yield Bond Fund, a series of the Evergreen Select Fixed Income Trust, as of April 30, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Select High Yield Bond Fund as of April 30, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 27, 2008

32

This page left intentionally blank

33

This page left intentionally blank

34

This page left intentionally blank

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund)

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

566666 rv4 06/2008

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the two series of the Registrant’s annual financial statements for the fiscal years ended April 30, 2008 and April 30, 2007, and fees billed for other services rendered by KPMG LLP.

	2008	2007

Audit fees	$65,400	$60,000
Audit-related fees (1)	6,200	0
Tax fees (2)	7,455	2,794
Non-audit fees (3)	1,162,374	808,367
All other fees	0	0

Total fees	$1,241,429	$871,161

(1)	Audit-related fees consists primarily of fees for merger activity.
(2)	Tax fees consists of fees for tax consultation, tax compliance and tax review.
(3)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Income Advantage Fund

Evergreen Multi-Sector Fund

Evergreen Utilities and High Income Fund

Evergreen International Balanced Income Fund

Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”),

which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust
By:

Dennis H. Ferro Principal Executive Officer

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro Principal Executive Officer

Date: June 30, 2008

By:

Kasey Phillips Principal Financial Officer

Date: June 30, 2008